FOREIGN EXCHANGE (Tables)	12 Months Ended
Dec. 31, 2017
Effect Of Changes In Foreign Exchange Rates [Abstract]
Disclosure of effect of changes in foreign exchange rate on profit (loss)

($000s)	2017	2016
Realized gain (loss) on foreign exchange	$(797)	$277
Unrealized gain (loss) on foreign exchange	22,165	9,939
Unrealized gain (loss) on foreign exchange contracts	(3,867)	(2,021)
Gain (loss) on foreign exchange	$17,501	$8,195

Disclosure of financial instruments
The Company has the following classifications:

Financial Assets and Liabilities	Category	Subsequent Measurement
Accounts receivable	Loans and receivables	Amortized cost
Loans receivable	Loans and receivables	Amortized cost
Marketable securities	Held-for-trading	Fair value through profit or loss; Level 1
Commodity risk management contracts	Held-for-trading	Fair value through profit or loss; Level 2
Foreign exchange risk management contracts	Held-for-trading	Fair value through profit or loss; Level 2
Accounts payable and accrued liabilities	Other liabilities	Amortized cost
Deferred share units	Other liabilities	Fair value through profit or loss; Level 1
Restricted awards	Other liabilities	Fair value through profit or loss; Level 1
Performance awards	Other liabilities	Fair value through profit or loss; Level 2
Credit Facilities	Other liabilities	Amortized cost
Senior Notes	Other liabilities	Amortized cost
Convertible Debentures	Other liabilities	Amortized cost
Deferred capital obligation	Other liabilities	Amortized cost
Finance lease obligation	Other liabilities	Amortized cost
Bellatrix had the following United States dollar foreign exchange forward purchase contracts outstanding at December 31, 2017:

Type	Value Date	Notional Amount ($000s USD)	Foreign Exchange Rate	Settlement ($000s CDN)
Fixed	May 14, 2020	$32,500	$1.3076	$42,497
Fixed	May 14, 2020	$30,000	$1.3080	$39,240